----------------------------------------
COLONIAL MONEY MARKET FUND ANNUAL REPORT
----------------------------------------

June 30, 1999

[Graphic Omitted]

-------------------------------
  Not FDIC   May Lose Value
   Insured   No Bank Guarantee
-------------------------------

                      COLONIAL MONEY MARKET FUND HIGHLIGHTS
                          JULY 1, 1998 - JUNE 30, 1999

INVESTMENT OBJECTIVE: Colonial Money Market Fund seeks maximum current income, consistent with safety of capital and the maintenance of liquidity.

STRATEGY: The Fund pursues its objective by investing all of its assets in the SR&F Cash Reserves Portfolio (Portfolio), a money market fund with the same investment objective as the Fund.

PORTFOLIO MANAGER COMMENTARY: "We lengthened the Portfolio's average maturity during the first half of the fiscal year to capture attractive yields in anticipation of rate cuts by the Federal Reserve Board (Fed) in late 1998. In 1999, we shortened the Portfolio's average maturity so that we could reinvest at higher yields after the widely anticipated rate hike by the Fed on June 30. We've shifted from a defensive to a neutral stance, mirroring the Fed's shift."

                                                                 - Jane Naeseth

                     COLONIAL MONEY MARKET FUND PERFORMANCE

                                                  CLASS A    CLASS B    CLASS C
     Inception dates                              1/30/81     6/8/92     7/1/94
-------------------------------------------------------------------------------
     Twelve-month distributions declared
       per share                                   $0.046     $0.036     $0.042
-------------------------------------------------------------------------------
     7-day yields on 6/30/99(1)                     4.21%      4.19%      3.79%
-------------------------------------------------------------------------------
     30-day yields on 6/30/99(1)                    4.25%      3.23%      3.84%

PORTFOLIO BREAKDOWN(2)                    PORTFOLIO MATURITY(2)
(as of 6/30/99)                           (as of 6/30/99)
--------------------------------------------------------------------------------

Commercial Paper ............  79.1%      0 - 4 days ..................   9.6%
Letters of Credit ...........   8.2%      5 - 14 days ................   51.5%
Yankee Certificate of                     15 - 29 days ...............   15.2%
Deposit .....................   7.1%      30 - 59 days ...............   12.3%
Corporate Notes .............   5.6%      60+ days ...................   11.4%


(1) If the Advisor or its affiliates had not waived or borne certain Fund expenses, the 7-day and 30-day yields would have been 4.02% and 4.06% for Class A shares, 4.00% and 3.04% for Class B shares, and 3.00% and 3.05% for Class C shares, respectively.

(2) Portfolio breakdown and maturity weightings are calculated as a percentage of total market value of the investment portfolio. Because it is actively managed, there can be no guarantee the Portfolio will continue to hold or invest in these securities in the future.

An investment in the Fund is not insured or guaranteed by the U.S. government. There can be no assurance that the $1.00 net asset value per share will be maintained.

On March 2, 1998, the Fund became a feeder fund for the SR&F Cash Reserves Portfolio, a money market fund managed by Stein Roe & Farnham Incorporated. Prior to this transition, approximately two-thirds of the portfolio holdings represented a selection of short-term U.S. government agency securities. The Fund no longer invests primarily in U.S. government securities, but rather in the Portfolio, which has the flexibility to search for the highest relative yield among a variety of money market instruments.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                                                    [Photo of Stephen E. Gibson]

I am pleased to present the annual report for Colonial Money Market Fund for the 12-month period ended June 30, 1999.

The last half of 1998 and the first half of 1999 provided two very different investment climates for money markets. Overall, though, money market funds provided higher returns than most categories of fixed-income investments. Fear of inflation outweighed the potential benefits of strong domestic economic growth, driving down intermediate- and long-term bond prices.

In the second half of 1998, financial turmoil abroad and signs of a potential slowdown in the U.S. economy prompted the Federal Reserve Board (Fed) to implement a series of three interest rate cuts. These rate cuts helped boost the value of most fixed-income investments, none more so than U.S. Treasury securities, which experienced a significant rally due to their reputation as safe and stable investments.

That flight to quality reversed as we passed from 1998 into 1999, although investors feared inflation would return. That sentiment was confirmed in May when the Fed announced it was inclined to raise short-term rates to slow growth and head off inflation. The Fed followed through, hiking a key short-term interest rate on June 30.

Going forward, we believe that the investment environment will benefit fixed-income investments, as investors realize that inflation is unlikely to rise significantly. For investors seeking a relatively stable environment for their investment dollars and the potential for current income, Colonial Money Market Fund remains an attractive option for their investment portfolio.

Thank you for choosing Colonial Money Market Fund and for giving us the opportunity to serve your investment needs.

    Respectfully,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    August 11, 1999

Because economic and market conditions change frequently, there can be no assurance that the trends described here will continue.

                          SR&F CASH RESERVES PORTFOLIO
                              INVESTMENT PORTFOLIO
                          JUNE 30, 1999 (IN THOUSANDS)

COMMERCIAL PAPER - 86.9% (a)                                 PAR        VALUE
-----------------------------------------------------------------------------
BEVERAGES - 3.2%
   Coca-Cola Enterprises (b)
                         4.919%             7/7/99       $25,000      $24,980
                                                                      -------

-----------------------------------------------------------------------------
COMPUTER SERVICES - 2.4%
   Electronic Data Systems (b)
                         4.922%             7/2/99        19,000       18,997
                                                                      -------

-----------------------------------------------------------------------------
CONSULTING SERVICES - 1.7%
   CSC Enterprises (gtd. by Computer Sciences)
                         5.034%             7/6/99        12,835       12,826
                                                                      -------

-----------------------------------------------------------------------------
FINANCIAL SERVICES - 64.0%
   AUTO LENDING - 3.2%
   American Honda Motor
        (gtd. by American Honda Motor)
                         4.878%             7/7/99        25,000       24,980
                                                                      -------
   DIVERSIFIED FINANCIAL SERVICES - 4.5%
   Finova Capital
                         4.967%            7/12/99        35,000       34,947
                                                                      -------
   LEASING - 4.6%
   Enterprise Funding (b)
                    5.140% - 5.876%  07/1-09/08/99        35,547       35,396
                                                                      -------
   OTHER FINANCIAL - 6.5%
   Asset Securitization (b)
                         5.212%            7/14/99        38,000       37,929
   Caterpillar Financial Services
                         5.307%             7/9/99        12,000       11,986
                                                                    ---------
                                                                       49,915
                                                                    ---------
   SPECIAL PURPOSE ENTITY - 45.2%
   Citic Pacific Finance (LOC Bank of America)
                    4.942%-5.253%    07/12-07/28/99       38,000       37,875
   CSN Overseas (LOC Barclay's Bank PLC)
                         5.163%            7/26/99        25,000       24,911
   Falcon Asset Securitization(b)
                         5.276%             8/3/99        35,000       34,831
   Harley-Davidson Funding (gtd. By Eaglemark, Inc.)(b)
                    4.940%-4.950%    07/6-07/07/99        34,000       33,975
   Old Line Funding (b)
                    4.891%-4.938%           7/6/99        35,000       34,976
   Preferred Receivables Funding (b)
                         4.883%             7/8/99        33,500       33,468
   Receivables Capital (b)
                         4.902%             7/7/99        29,905       29,881
   Special Purpose Accounts Receivable (b)
                         5.348%             8/4/99        35,000       34,824
   Superior Funding (b)
                         5.097%            7/21/99        35,000       34,901
   Thames Asset Global
   Securitization No. 1 (b)
                    4.979%-5.061%      7/8-7/15/99        35,606       35,557
   Windmill Funding (b)
                         5.004%            7/16/99        14,000       13,971
                                                                    ---------
                                                                      349,170
                                                                    ---------

-----------------------------------------------------------------------------
MANUFACTURING - 4.5%
   Eaton (b)
                         5.208%             7/9/99        35,000       34,959
                                                                    ---------

-----------------------------------------------------------------------------
MEDICAL PRODUCTS - 4.5%
   Baxter International
                    5.014%-5.110%       7/6-7/8/99        34,500       34,474
                                                                    ---------

-----------------------------------------------------------------------------
RETAIL - CONVENIENCE STORES - 6.6%
Southland (gtd. By Ito-Yokado)
                         4.912%             7/9/99        15,785       15,768
Toys R' Us
                         4.933%             7/1/99        35,000       35,000
                                                                    ---------
                                                                       50,768
                                                                    ---------
TOTAL COMMERCIAL PAPER
   (cost of $671,412)                                                 671,412
                                                                    ---------

CORPORATE NOTES - 5.5%
-----------------------------------------------------------------------------
FINANCIAL SERVICES - 5.5%
Household Finance
                         8.836%            9/15/99        10,000       10,077
Transamerica Financial
                         8.466%            10/1/99         7,800        7,872
Goldman Sachs Group
                         5.020%            2/17/00        25,000       25,000
                                                                    ---------
                                                                       42,949
                                                                    ---------

YANKEE CERTIFICATES OF DEPOSIT - 7.1%
-----------------------------------------------------------------------------
BANKS - 7.1%
ABN-AMRO Canada
                         4.933%           10/12/99        25,000       24,656
Commerzbank New York
                         5.087%            2/16/00        30,000       29,994
                                                                    ---------
                                                                       54,650
                                                                    ---------
TOTAL INVESTMENTS - 99.5% (amortized cost of $769,011)(c)             769,011
                                                                    ---------

OTHER ASSETS & LIABILITIES - 0.5%                                       3,450
-----------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $ 772,461
                                                                    ---------


NOTES TO INVESTMENT PORTFOLIO:
-----------------------------------------------------------------------------
(a) The interest rate is the effective rate at the date of purchase except for variable rate notes, for which the interest rate represents the current rate as of June 30, 1999.
(b) Represents private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities are issued to investors who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale by the Portfolio must be in an exempt transaction, normally to other institutional investors. At June 30, 1999, the aggregate value of the Fund's private placement securities was $438,645, which represented 56.8 percent of net assets.
    None of these securities were deemed illiquid.
(c) At June 30, 1999, the cost of investments for financial reporting and federal income tax purposes was identical.

See notes to financial statements.

                          SR&F CASH RESERVES PORTFOLIO

                        STATEMENT OF ASSETS & LIABILITIES

                                 JUNE 30, 1999

(in thousands)
ASSETS
Investments at amortized cost                                    $ 769,011

Cash                                             $ 2,526
Interest receivable                                1,162             3,688
                                                 -------         ---------
    Total Assets                                                   772,699

LIABILITIES
Payable to investment Advisor                        157
Other liabilities                                     81
                                                --------
    Total Liabilities                                                  238
                                                                 ---------

NET ASSETS applicable to investors' beneficial interests         $ 772,461
                                                                 ---------


                            STATEMENT OF OPERATIONS

                        FOR THE YEAR ENDED JUNE 30, 1999

(in thousands)
INVESTMENT INCOME
Interest income                                                  $  39,905

EXPENSES
Management fees                                  $ 1,809
Accounting fees                                       42
Other                                                121             1,972
                                                 -------         ---------

       Net Investment Income                                        37,933
                                                                 ---------

NET REALIZED LOSS ON PORTFOLIO POSITIONS
Net realized loss                                                       (4)
                                                                 ---------
Increase in Net Assets from Operations                           $  37,929
                                                                 ---------


See notes to financial statements.

                          SR&F CASH RESERVES PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                 Year ended       Period ended
(in thousands)                                    June 30            June 30
                                                 -----------       -----------
INCREASE IN NET ASSETS                              1999             1998 (a)
Operations:
Net investment income                            $    37,933       $    12,145
Net realized loss                                         (4)             --
                                                 -----------       -----------
        Net Increase from Operations                  37,929            12,145
Transactions in investors'
beneficial interests:
Contributions                                      1,549,789         1,158,202
Withdrawals                                       (1,501,534)         (484,070)
                                                 -----------       -----------
   Net transactions in investors'
   beneficial interest                                48,255           674,132
                                                 -----------       -----------
     Net increase in net assets                       86,184           686,277

NET ASSETS
Beginning of period                                  686,277              --
                                                 -----------       -----------
End of period                                    $   772,461       $   686,277
                                                 -----------       -----------

(a) From commencement of operations on March 2, 1998.


                                FINANCIAL HIGHLIGHTS

                                            Year ended        Period ended
                                              June 30            June 30
                                            ----------        ------------
RATIOS TO AVERAGE NET ASSETS                   1999              1998(a)

Expenses                                       0.25%             0.26%(b)
Net investment income                          4.83%             5.45%(b)

(a) From commencement of operations on March 2, 1998.
(b) Annualized.


See notes to financial statements.

                          SR&F CASH RESERVES PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 1999

NOTE 1. ORGANIZATION OF THE SR&F CASH RESERVES PORTFOLIO
--------------------------------------------------------------------------------
SR&F Cash Reserves Portfolio (the "Portfolio") is a separate series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The investment objective of the Portfolio is to seek maximum current income consistent with capital preservation and maintenance of liquidity.

The Portfolio commenced operations on March 2, 1998. At commencement, Stein Roe Cash Reserves Fund and Colonial Money Market Fund contributed $493,223,678 and $187,536,920, respectively, in securities and other assets in exchange for beneficial ownership of the Portfolio. The Portfolio allocates income, expenses and realized gains (losses) to each investor on a daily basis, based on their respective percentage of ownership. At June 30, 1999, Stein Roe Cash Reserves Fund and Colonial Money Market Fund owned 65.5 percent and 34.5 percent, respectively, of the Portfolio.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
The following summarizes the significant accounting policies of the Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:
Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains (losses) from investment transactions are reported on an identified cost basis.

The Portfolio is permitted to invest in repurchase agreements involving securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities. The Portfolio requires issuers of repurchase agreements to transfer the securities underlying those agreements to the Portfolio's custodian at the time of origination.

INVESTMENT VALUATIONS:
The Portfolio utilizes the amortized cost method to value its investments. This technique approximates market value and involves valuing a security initially at cost and, thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. In the event that a deviation of .50 of 1 percent or more exists between the Fund's $1.00 per-share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market quotations, the Board of Trustees would consider what action, if any, should be taken. Other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

FEDERAL INCOME TAXES:
No provision is made for federal income taxes because the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on their respective percentages of ownership.

NOTE 3.  PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
Under normal market conditions, the Portfolio will invest a least 25 percent of its total assets in securities of issuers in the financial services industry (which includes, but is not limited to, banks, consumer and business credit institutions, and other financial services companies). At June 30, 1999, 76.6 percent of the Portfolio's net assets were invested in the financial services industry. See the portfolio of investments for additional information regarding portfolio composition.

NOTE 4. TRUSTEES FEES AND TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
The Portfolio pays a monthly management fee to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment Advisor and manager. The management fee for the Portfolio is computed at an annual rate of .25 of 1 percent of the first $500 million of average daily net assets, and .225 of 1 percent thereafter. The Advisor also provides accounting services.

Certain officers and trustees of the Trust are also officers of the Advisor. Compensation is paid to trustees not affiliated with the Advisor. The compensation of trustees not affiliated with the Advisor for the period ended June 30, 1999, was $21,500. No remuneration was paid to any other trustee or officer of the Trust.

                         REPORT OF INDEPENDENT AUDITORS

            TO THE HOLDERS OF INVESTORS' BENEFICIAL INTERESTS OF SR&F
                    CASH RESERVES PORTFOLIO AND THE BOARD OF
                         TRUSTEES OF THE SR&F BASE TRUST

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of SR&F Cash Reserves Portfolio as of June 30, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SR&F Cash Reserves Portfolio at June 30, 1999, and the results of its operations, the changes in its net assets, and financial highlights for each of the periods referred to above, in conformity with generally accepted accounting principles.


Ernst & Young LLP
Chicago, Illinois
August 11, 1999

                           COLONIAL MONEY MARKET FUND
                        STATEMENT OF ASSETS & LIABILITIES
                                  JUNE 30, 1999

(in thousands except for per share amounts)
ASSETS
Investment in SR&F Cash Reserves
  Portfolio                                                $266,875
Receivable for:
  Fund shares sold                              $ 12,147
Other                                                 10     12,157
                                                --------   --------
    Total Assets                                            279,032

LIABILITIES
Payable for:
  Fund shares repurchased                         24,711
  Distributions                                      304
  Payable to custodian                               151
Accrued:
  Deferred Trustees fees                               5
Other                                                 56
                                                ---------
    Total Liabilities                                        25,227
                                                           --------

NET ASSETS                                                 $253,805
                                                           ========

Net asset value:
Class A ($157,790/157,791)                                 $   1.00 (a)
                                                           ========
Class B ($93,821/93,818)                                   $   1.00 (a)
                                                           ========
Class C ($2,194/2,194)                                     $   1.00 (a)
                                                           ========

COMPOSITION OF NET ASSETS
Capital paid in                                            $253,801
Undistributed net investment income                               7
Accumulated net realized loss                                    (3)
                                                           --------
                                                           $253,805
                                                           ========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                           COLONIAL MONEY MARKET FUND
                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 1999

(in thousands)
INVESTMENT INCOME
Interest income from
    SR&F Cash Reserves Portfolio                               $13,463
Expenses allocated from
    SR&F Cash Reserves Portfolio                                  (666)
                                                               -------
                                                                12,797
EXPENSES
Administration fee                              $ 637
Service fee - Class B                             203
Service fee - Class C                               7
Distribution fee - Class B                        613
Distribution fee - Class C                         22
Transfer agent                                    635
Bookkeeping fee                                    66
Trustees fee                                       19
Custodian fee                                       7
Audit fee                                          22
Legal fee                                           7
Registration fee                                   77
Reports to shareholders                            10
Other                                              62
                                                -----
                                                2,387
Fee waived by the Administrator                  (484)
Fee waived by the Distributor - Class C           (18)           1,885
                                                -----          -------
       Net Investment Income                                    10,912
                                                               -------

NET REALIZED LOSS ON PORTFOLIO POSITIONS
Net realized loss                                                   (2)
                                                               -------
Increase in Net Assets from Operations                         $10,910
                                                               =======

See notes to financial statements.

                           COLONIAL MONEY MARKET FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                   Year ended       Period ended
(in thousands)                                       June 30        June 30 (a)
                                                   -----------      ------------
INCREASE (DECREASE) IN                                1999             1998
  NET ASSETS
Operations:
Net investment income                                 $ 10,912          $ 7,476
Net realized loss                                           (2)               -
                                                   -----------      -----------
        Net Increase from Operations                    10,910            7,476
Distributions:
From net investment income - Class A                    (7,849)          (5,343)
From net investment income - Class B                    (2,956)          (1,940)
From net investment income - Class C                      (125)            (126)
                                                   -----------      -----------
                                                           (20)              67
                                                   -----------      -----------
Fund Share Transactions:
Receipts for shares sold - Class A                   1,246,973        1,173,914
Receipts for shares issued in the acquisition of
  Crabbe Huson Money Market Fund                        87,134                -
Value of distributions reinvested - Class A              7,069            4,381
Cost of shares  repurchased - Class A               (1,312,028)      (1,193,752)
                                                   -----------      -----------
                                                        29,148          (15,457)
                                                   -----------      -----------
Receipts for shares sold - Class B                     230,456          182,273
Value of distributions reinvested - Class B              2,569            1,545
Cost of shares repurchased - Class B                  (201,012)        (192,276)
                                                   -----------      -----------
                                                        32,013           (8,458)
                                                   -----------      -----------
Receipts for shares sold - Class C                       7,368           10,122
Value of distributions reinvested - Class C                114              104
Cost of shares repurchased - Class C                    (8,591)          (9,827)
                                                   -----------      -----------
                                                        (1,109)             399
                                                   -----------      -----------
 Net Increase (Decrease) from Fund
   Share Transactions                                   60,052          (23,516)
                                                   -----------      -----------
        Total Increase (Decrease)                       60,032          (23,449)
NET ASSETS
Beginning of period                                    193,773          217,222
                                                   -----------      -----------
End of period (undistributed net investment
income of $7 and $25, respectively)                $   253,805      $   193,773
                                                   ===========      ===========




(a) The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.

Statement of Changes in Net Assets continued on following page.

See notes to financial statements.

             COLONIAL MONEY MARKET FUND
            STATEMENT OF CHANGES IN NET ASSETS - CONT.

                                                   Year ended       Period ended
(in thousands)                                       June 30        June 30 (a)
                                                   -----------      ------------
NUMBER OF FUND SHARES                                1999              1998
Sold - Class A                                       1,246,974        1,173,913
Issued in the acquisition of Crabbe Huson
  Money Market Fund                                     87,140           -
Issued for distributions reinvested - Class A            7,069            4,381
Repurchased - Class A                               (1,312,028)      (1,193,752)
                                                   -----------      -----------
                                                        29,155          (15,458)
                                                   -----------      -----------
Sold - Class B                                         230,455          182,273
Issued for distributions reinvested - Class B            2,569            1,545
Repurchased - Class B                                 (201,012)        (192,275)
                                                   -----------      -----------
                                                        32,012           (8,457)
                                                   -----------      -----------
Sold - Class C                                           7,368           10,122
Issued for distributions reinvested - Class C              114              104
Repurchased - Class C                                   (8,592)          (9,827)
                                                   -----------      -----------
                                                        (1,110)             399
                                                   -----------      -----------

(a) The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.

See notes to financial statements.

                           COLONIAL MONEY MARKET FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1999

NOTE 1. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: Colonial Money Market Fund (the Fund), a series of Liberty Funds Trust II, formerly Colonial Trust II, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the SR&F Cash Reserves Portfolio (the Portfolio), a Massachusetts common trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (34.5% at June 30, 1999). The performance of the Fund is directly affected by the performance of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual service and distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual service and distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C service and distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the net investment income per share data and ratios for Class A for the entire period by the service fee and distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
ADMINISTRATION FEE: Colonial Management Associates, Inc. (the Administrator) provides accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average net assets. The Administrator has voluntarily agreed to waive a portion of the administration fee so that it does not exceed 0.06% annually.

BOOKKEEPING FEE: The Advisor provides bookkeeping and pricing services for a monthly fee equal to $18,000 annually plus 0.0233% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.20% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. For the year ended June 30, 1999, the Fund has been advised that the Distributor received contingent deferred sales charges
(CDSC) of $58,247, $567,308 and $9,477 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually.

EXPENSE LIMITS: The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of the Fund's proportionate share of the Portfolio's expenses and exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.00% annually of the Fund's average net assets.

For the year ended June 30, 1999, the Fund's total expenses as defined above did not exceed the 1.00% expense limit.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3.  OTHER RELATED PARTY TRANSACTIONS
--------------------------------------------------------------------------------
At June 30, 1999, Colonial Investment Services, Inc. owned 9%, of the Fund's shares outstanding.

NOTE 4.  MERGER
--------------------------------------------------------------------------------
On October 16, 1998, Crabbe Huson Money Market Fund (CHMMF) was merged into the Fund by a non-taxable exchange of 87,140,110 Class A shares of the Fund (valued at $87,133,699) for the 87,140,110 CHMMF shares outstanding. The aggregate net assets of the Fund and CHMMF immediately after the merger were $353,822,519.

                     COLONIAL MONEY MARKET FUND
                         FINANCIAL HIGHLIGHTS
Selected data for a share of each class outstanding throughout each period are as follows:


                                          Year ended June 30
                               --------------------------------------
                                                 1999
                                Class A         Class B       Class C
                                -------         -------       -------
Net asset value -
  Beginning of period           $ 1.000         $ 1.000       $ 1.000
                                -------         -------       -------

INCOME FROM INVESTMENT OPERATIONS:
Net investment
  income (a)(b)                   0.046           0.036         0.042 (c)
                                -------         -------       -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
  income                         (0.046)         (0.036)       (0.042)
                                -------         -------       -------
Net asset value -
   End of period                $ 1.000         $ 1.000       $ 1.000
                                -------         -------       -------
Total return (d)(e)               4.70%           3.68%         4.30%
                                -------         -------       -------

RATIOS TO AVERAGE NET ASSETS
Expenses (a)(b)(f)                0.68%           1.68%         1.08% (c)
Net investment
  income (a)(b)(f)                4.61%           3.61%         4.21% (c)
Net assets at end
  of period (000)              $157,790        $ 93,821       $ 2,194

(a) Net of fees waived by the Administrator which amounted to $0.002 per share and 0.19%.
(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Cash Reserves Portfolio.
(c) Net of fees waived by the Distributor which amounted to $0.006 per share and 0.60%.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Administrator and Distributor not waived a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                           COLONIAL MONEY MARKET FUND
                          FINANCIAL HIGHLIGHTS - CONT.
Selected data for a share of each class outstanding throughout each period are as follows:

                                                     Period ended June 30
                                       ----------------------------------------------
                                                          1998 (a)(b)
                                       Class A              Class B           Class C
                                       -------              -------           -------
Net asset value -
  Beginning of period                  $ 1.000              $ 1.000           $ 1.000
                                       -------              -------           -------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                    0.041(d)(e)          0.032(d)(e)       0.037(d)(e)(f)
                                       -------              -------           -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income              (0.041)              (0.032)           (0.037)
                                       -------              -------           -------
Net asset value -   End of period      $ 1.000              $ 1.000           $ 1.000
                                       -------              -------           -------
Total return (g)                         4.17% (h)(i)         3.28% (h)(i)      3.81%(h)(i)
                                       -------              -------           -------

RATIOS TO AVERAGE NET ASSETS
Expenses (j)                             0.69%(d)(e)(k)       1.69%(d)(e)(k)    1.09%(d)(e)(f)(k)
Net investment  income (j)               4.93%(d)(e)(k)       3.93%(d)(e)(k)    4.53%(d)(e)(f)(k)
Net assets at end of period (000)     $128,658             $ 61,811           $ 3,304

(a) The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.
(b) Effective March 2, 1998, SR&F became the investment Advisor of the Fund.
(c) Effective July 1, 1997, Class D shares were redesignated Class C shares.
(d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Cash Reserves Portfolio.
(e) Net of fees waived by the Administrator which amounted to $0.001 per share and 0.19% (annualized).
(f) Net of fees waived by the Distributor which amounted to $0.005 per share and 0.60%
    (annualized).
(g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(h) Not annualized.
(i) Had the Administrator and Distributor not waived a portion of expenses, total return would have been reduced.
(j) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(k) Annualized.

                           COLONIAL MONEY MARKET FUND
                          FINANCIAL HIGHLIGHTS - CONT.

                              Year ended August 31
------------------------------------------------------------------------------
                 1997                                      1996
  Class A       Class B     Class C (c)     Class A       Class B     Class C
  -------       -------     ----------      -------       -------      -------

 $ 1.000       $ 1.000      $ 1.000        $ 1.000       $ 1.000      $ 1.000
 -------       -------      -------        -------       -------      -------


   0.048         0.038        0.039          0.048         0.038        0.038
 -------       -------      -------        -------       -------      -------


  (0.048)       (0.038)      (0.039)        (0.048)       (0.038)      (0.038)
 -------       -------      -------        -------       -------      -------

 $ 1.000       $ 1.000      $ 1.000        $ 1.000       $ 1.000      $ 1.000
 -------       -------      -------        -------       -------      -------
   4.90%         3.82%        3.97%          4.93%         3.86%        3.85%
 -------       -------      -------        -------       -------      -------


   0.72%         1.72%        1.64%          0.70%         1.70%        1.70%

   4.73%         3.73%        3.81%          4.76%         3.76%        3.76%

$144,076      $ 70,242      $ 2,904      $ 115,063      $ 76,539      $ 4,435

                           COLONIAL MONEY MARKET FUND
                          FINANCIAL HIGHLIGHTS - CONT.
Selected data for a share of each class outstanding throughout each period are as follows:

                                           Year ended August 31
                                   ------------------------------------
                                      1995
                                   Class A       Class B        Class C
                                   -------       -------       --------
Net asset value -
  Beginning of period              $ 1.000       $ 1.000       $  1.000
                                   -------       -------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)            0.050         0.040          0.040
                                   -------       -------       --------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income         (0.050)       (0.040)        (0.040)
                                   -------       -------       --------
Net asset value -
   End of period                   $ 1.000       $ 1.000       $  1.000
                                   -------       -------       --------
Total return (c)(d)                  5.14%         4.08%          4.07%
                                   -------       -------       --------

RATIOS TO AVERAGE NET ASSETS
Expenses                             0.69%         1.69%          1.69%
Fees and expenses waived
  or borne by the Advisor            0.04%         0.04%          0.04%
Net investment
  income                             4.96%         3.96%          3.96%
Net assets at end
 of period (000)                  $ 83,086       $55,441        $   625

(a) Net of fees and expenses waived or borne by the Advisor which amounted to:
                                    $0.000        $0.000         $0.000
(b) Class C shares were initially offered on July 1, 1994. Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) Annualized.

                           COLONIAL MONEY MARKET FUND
                          FINANCIAL HIGHLIGHTS - CONT.



                                          Year  ended August 31
                           ---------------------------------------
                                              1994
                             Class A         Class B     Class C (b)
                             -------         -------      -------
Net asset value -
  Beginning of period        $ 1.000         $ 1.000      $ 1.000
                             -------         -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)      0.028           0.018        0.005
                             -------         -------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income    (0.028)         (0.018)      (0.005)
                             -------         -------      -------
Net asset value -
   End of period             $ 1.000         $ 1.000      $ 1.000
                             -------         -------      -------
Total return (c)(d)            2.85%           1.82%           0.45%(e)
                             -------         -------      -------

RATIOS TO AVERAGE NET ASSETS
Expenses                       0.73%           1.73%        1.73% (f)
Fees and expenses waived
  or borne by the Advisor      0.20%           0.20%        0.20% (f)
Net investment income          3.01%           2.01%        2.01% (f)
Net assets at end
 of period (000)             $97,115        $ 54,535        $ 518


                             $ 0.002         $ 0.002      $ 0.002

                        REPORT OF INDEPENDENT ACCOUNTANTS

T0 THE TRUSTEES OF LIBERTY FUNDS TRUST II AND THE SHAREHOLDERS OF
                           COLONIAL MONEY MARKET FUND

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Money Market Fund (the "Fund") (a series of Liberty Funds Trust II, formerly Colonial Trust II) at June 30, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at June 30, 1999, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 11, 1999

                                HOW TO REACH US
                               BY PHONE OR BY MAIL

BY TELEPHONE

CUSTOMER CONNECTION - 1-800-345-6611

For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information .............. press 1

For account information ............................................... press 2

To speak to a service representative .................................. press 3

For yield and total return information ................................ press 4

For duplicate statements or new supply of checks ...................... press 5

To order duplicate tax forms and year-end statements .................. press 6
(February through May)

To review your options at any time during your call ................... press *

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

LIBERTY TRANSACTION DEPARTMENT - 1-800-422-3737

To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

LITERATURE - 1-800-426-3750

To request literature on any fund distributed by Liberty Funds Distributor, Inc., call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL

LIBERTY FUNDS SERVICES, INC.
P.O. BOX 1722
BOSTON, MA 02105-1722

                           SHAREHOLDER COMMUNICATIONS
                              TO KEEP YOU INFORMED

To make recordkeeping easy and keep you up-to-date on the performance of your investments, you can expect to receive the following information about your account:

TRANSACTION CONFIRMATIONS: Each time you make a purchase, sale or exchange, you receive a confirmation statement within just a few days.

QUARTERLY STATEMENTS: Every three months, if any transactions are made that affect your share balance, this statement reports on your account activity during the quarter (including any reinvestment of dividends). This statement also provides year-to-date information.

LIBERTY FUNDS DISTRIBUTOR INVESTOR OPPORTUNITIES: Mailed with your quarterly account statements, this newsletter highlights timely investment strategies, portfolio manager commentary and shareholder service updates.

TAX FORMS AND YEAR-END TAX GUIDE: Easy-to-use forms and timely information are designed to make tax reporting simpler. (Usually mailed in January.)

AVERAGE COST BASIS STATEMENTS: If you sold or exchanged shares during the year, this statement may help you calculate your gain/loss for tax purposes. (Usually mailed in February.)

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Money Market Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

Colonial Money Market Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations,
The Rockport Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE

Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

[logo] L I B E R T Y
       ALL STAR o COLONIAL o CRABBE HUSON o  NEWPORT o STEIN ROE ADVISOR

       Liberty Funds Distributor, Inc. (C)1999
       One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
       Visit us at www.libertyfunds.com
                                                   MM-02/403H-0799 (8/99) 99/957